SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Jan. 15, 2019	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Warrant issued		107,000
Subsequent Events [Member]
Disclosure of transactions between related parties [line items]
Proceeds from issuance of accredited investor	$ 5,000
Subsequent Events [Member] | Investor [Member]
Disclosure of transactions between related parties [line items]
Common shares issued	2,500,000
Price per share	$ 2.00
Warrant excise price	$ 8.0
Warrant issued	2,500,000
Terms period	5 years